Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property Plant And Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consists of the following at December 31, 2016 and 2015 (in thousands):

	'Useful life	As of December 31,
	in years	2016	2015
Furniture and equipment	5	$928	$822
System hardware	5	3,320	6,495
Office computers	3	1,777	2,003
Computer and system software	3	1,478	1,341
		7,503	10,661
Less accumulated depreciation and amortization		(4,580)	(7,041)
Property and equipment, net		$2,923	$3,620